UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [  ]: Amendment Number:

This Amendment (Check only one):  	[ ]  is a restatement
                                	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 		Prime Capital Management Company Limited
Address: 	Unit 2303,23/F,Low Block, Grand Millennium Plaza,
		181 Queen's Road, Central ,Hong Kong


Form 13F File Number:	  028-14988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Chan To
Title: 		Chief Compliance Officer
Phone: 		852-36025260

Signature, Place and Date of Signing:

           /s/ Chan To				   Hong Kong     	   5 February, 2013
 	      [Signature]			[City, State]			[Date]

Report Type (Check only one):
[X]  	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
manager are reported in 	this report.)
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:

0
Form 13F Information Table Entry Total:
7

Form 13F Information Table Value Total:

$ 147581
(in thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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FORM 13F INFORMATION TABLE


COLUMN 1	           COLUMN 2	 COLUMN 3  COLUMN 4  COLUMN 5	          COLUMN 6    COLUMN 7 COLUMN 8
-------------------------- -----------   --------- --------  -------------------  ----------- -------  ------------------------
NAME OF ISSUER	           CLASS TITLE   CUSIP     VALUE      SHRS OR   SH/ PUT/   INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1,000)  PRN AMT   PRN CALL   DISCRETION MANAGERS SOLE      SHARED    NONE
-------------------------- -----------   --------- --------- ---------  --- ----   ---------- -------- ------    -------  -----


TAL ED GROUP	           ADS REPSTG COM874080104  53179     5539464    SH	   SOLE	       None	 5539464   0        0
FOCUS MEDIA HLDG LTD       SPONSORED ADR 34415V109  393	      15300      SH	   SOLE	       None	 15300	   0        0
PERFECT WORLD CO LTD	   SPON ADR REP B71372U104  13361     1251000    SH	   SOLE	       None	 1251000   0        0
SOUFUN HLDGS LTD	   ADR	         836034108  42609     1704348    SH	   SOLE	       None	 1704348   0        0
SINA CORP	           ORD	         G81477104  1746      34768      SH	   SOLE	       None	 34768     0        0
RDA MICROELECTRONICS INC   SPONSORED ADR 749394102  4770      443765     SH        SOLE        None      443765    0        0
CTRIP COM INTL LTD        AMERICAN DEPSHS22943F100  31523     1391149    SH        SOLE        None      1391149   0        0








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